Summary of Significant Accounting Policies - Property And Equipment (Details) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Summary Of Significant Accounting Policies - Property And Equipment Details
Equipment, software and tooling	$ 2,751,312	$ 2,571,450	$ 2,002,576
Automobiles	33,466	33,466	33,466
Leasehold Improvements	1,316,120	1,294,386	127,162
Furniture And Fixtures	266,909	253,466	247,218
Total property and equipment before accumulated depreciation	4,367,807	4,152,768	2,410,423
Accumulated Depreciation	(2,486,779)	(2,292,521)	(2,092,222)
Property and equipment, net of accumulated depreciation	$ 1,881,028	$ 1,860,247	$ 318,201